FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Government bonds	$ 427	$ 435
Corporate bonds	237	638
Equity fund	226	168
Foreign currency derivative contracts	156	42
Total financial assets	1,046	1,283
Liabilities:
Contingent consideration	1,942	1,046
Total financials liabilities	1,942	1,046
Fair Value, Inputs, Level 1 [Member]
Assets:
Government bonds	427	435
Corporate bonds	0	0
Equity fund	226	168
Foreign currency derivative contracts	0	0
Total financial assets	653	603
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Government bonds	0	0
Corporate bonds	237	638
Equity fund	0	0
Foreign currency derivative contracts	156	42
Total financial assets	393	680
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Government bonds	0	0
Corporate bonds	0	0
Equity fund	0	0
Foreign currency derivative contracts	0	0
Total financial assets	0	0
Liabilities:
Contingent consideration	1,942	1,046
Total financials liabilities	$ 1,942	$ 1,046